Federated Hermes Real Return Bond Fund
(formerly, Federated Real Return Bond Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount, Contracts or Shares			Value
		U.S. TREASURIES—97.4%
		U.S. Treasury Notes—97.4%
$849,780		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	$861,463
1,845,357		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	1,872,545
1,393,950		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2022	1,426,902
2,430,045		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2024	2,538,437
1,249,425		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	1,309,970
1,985,640		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	2,082,085
498,375		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	538,836
1,303,315		U.S. Treasury Inflation-Protected Notes, 0.250%, 7/15/2029	1,426,653
997,480		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	1,119,905
973,260		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2025	1,039,413
1,572,525		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	1,709,866
1,247,580		U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	1,368,305
3,097,290		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	3,220,637
2,747,675		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	2,894,004
1,079,270		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2026	1,168,880
2,230,840		U.S. Treasury Inflation-Protected Notes, 0.625%, 2/15/2043	2,626,659
2,043,260	[1]	U.S. Treasury Inflation-Protected Notes, 0.750%, 7/15/2028	2,305,111
794,444		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	951,185
272,258		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	333,220
2,792,955		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	3,184,047
531,180		U.S. Treasury Inflation-Protected Notes, 0.875%, 2/15/2047	677,866
541,155		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	701,159
519,970		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2048	687,762
611,472		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	816,502
1,650,525		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	2,253,376
1,836,165		U.S. Treasury Inflation-Protected Notes, 1.750%, 1/15/2028	2,191,461
323,018		U.S. Treasury Inflation-Protected Notes, 2.000%, 1/15/2026	375,773
1,186,490		U.S. Treasury Inflation-Protected Notes, 2.125%, 2/15/2040	1,749,061
292,760		U.S. Treasury Inflation-Protected Notes, 2.125%, 2/15/2041	437,561
1,224,432		U.S. Treasury Inflation-Protected Notes, 2.375%, 1/15/2025	1,409,157
895,830		U.S. Treasury Inflation-Protected Notes, 2.500%, 1/15/2029	1,148,452
		TOTAL U.S. TREASURIES (IDENTIFIED COST $41,501,328)	46,426,253
		PURCHASED CALL OPTIONS—0.0%
5		United States Treasury Note 10-Year Futures, Notional Amount $695,850, Exercise Price $139.50, Expiration Date 7/21/2020	3,125
7		United States Treasury Note 10-Year Futures, Notional Amount $974,190, Exercise Price $139.50, Expiration Date 7/24/2020	2,516
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $7,277)	5,641

Principal Amount, Contracts or Shares		Value
	INVESTMENT COMPANY—2.5%
1,191,517	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[2] (IDENTIFIED COST $1,192,382)	$1,192,351
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $42,700,987)	47,624,245
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	38,365
	TOTAL NET ASSETS—100%	$47,662,610
At June 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[4]United States Treasury Note 2-Year Long Futures	60	$13,249,688	September 2020	$7,678
Short Futures
[4]United States Treasury Ultra Bond Short Futures	20	$4,363,125	September 2020	$(35,608)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(27,930)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,709,760 and $6,285,266, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $1,580 and $1,179, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period
The average market value of written call options held by the Fund throughout the period was $7,914. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2019	851,493
Purchases/Additions	44,349,668
Sales/Reductions	(44,009,644)
Balance of Shares Held 6/30/2020	1,191,517
Value	$1,192,351
Change in Unrealized Appreciation/Depreciation	$(31)
Net Realized Gain/(Loss)	$1,499
Dividend Income	$7,319
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$46,426,253	$—	$46,426,253
Purchased Call Options	5,641	—	—	5,641
Investment Company	1,192,351	—	—	1,192,351
TOTAL SECURITIES	$1,197,992	$46,426,253	$—	$47,624,245
Other Financial Instruments[1]
Assets	$7,678	$—	$—	$7,678
Liabilities	(35,608)	—	—	(35,608)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(27,930)	$—	$—	$(27,930)
1	Other financial instruments are futures contracts.
4